Expense Example - UVA Unconstrained Medium-Term Fixed Income ETF - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 977